Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		¥ (7,649)			¥ (14,181)
Intangible assets, net		14,668		$ 3,107	20,128
Amortization expenses	¥ 6,532	4,542	¥ 2,278
Estimated amortization expenses of the existing intangible assets for the next five years
2016					8,900
2017					6,840
2018					3,898
2019					46
2020					45
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		21,768			33,624
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 549			¥ 685